Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (92,477)	$ (54,085)	$ (74,072)
Deferred income tax expense/(recovery)	38,392	(20,170)
Deferred tax charged to equity	0	(183)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	29,454	58,042
Deferred income tax expense/(recovery)	28,588	11,045
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	5,965	789
Deferred income tax expense/(recovery)	(5,176)	(811)
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	0	1,857
Deferred income tax expense/(recovery)	1,857	1,900
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(147,955)	(131,792)
Deferred income tax expense/(recovery)	16,163	(25,605)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	21,897	19,398
Deferred income tax expense/(recovery)	(2,499)	(4,158)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(1,838)	(2,379)
Deferred income tax expense/(recovery)	$ (541)	$ (2,358)